Offsets	Jan. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Pop Culture Group Co., Ltd
Form or Filing Type	F-3
File Number	333-266130
Initial Filing Date	Jul. 14, 2022
Fee Offset Claimed	$ 17,586.11
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares, no par value per share, Warrants, Debt securities, Rights, and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 189,710,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the total registration fee due under this registration statement by $17,586.12 (calculated at the fee rate in effect at the date of the registrant’s Prior Registration Statement), which represents the portion of the registration fee previously paid with respect to $189,710,000 of unsold securities previously registered under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Pop Culture Group Co., Ltd
Form or Filing Type	F-3
File Number	333-266130
Filing Date	Nov. 04, 2022
Fee Paid with Fee Offset Source	$ 18,540.00